LEASE OBLIGATIONS	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Lease Obligations
LEASE OBLIGATIONS

6.	LEASE OBLIGATIONS

On adoption of ASU 2016-02 on November 1, 2019, the Company recognized lease liabilities of $83,549 which had previously been classified as operating leases. The lease liabilities were measured at the present value of the remaining lease payments and discounted using the lessee’s incremental borrowing rate of approximately 7%.

During the year ended October 31, 2020, the Company entered into a new operating lease with respect to its research and development pilot plant located in Burnaby, British Columbia and recognized a lease liability of $354,263, which was measured by discounting lease payments using an incremental borrowing rate of approximately 6%.

During the year ended October 31, 2021, the Company renewed its operating lease with respect to its office in Vancouver, British Columbia and recognized a lease liability of $91,237, which was measured by discounting lease payments using an incremental borrowing rate of approximately 7%.

During the year ended October 31, 2021, the Company entered into a new operating lease with respect to its corporate head office in McLean, Virginia and recognized a lease liability of $260,649, which was measured by discounting lease payments using an incremental borrowing rate of approximately 7%.

	Vancouver Office	Virginia Office	Nevada Office	Pilot Plant	Total
	$	$	$	$	$

Balance, October 31, 2020	18,123	–	12,211	350,593	380,927
Additions	91,237	260,649	–	–	351,886
Lease payments	(47,931)	(5,137)	(9,457)	(139,037)	(201,562)
Interest expense	3,076	3,019	219	19,005	25,319
Prior period adjustment	–	–	(3,065)	–	(3,065)
Foreign exchange effect	2,099	4,081	92	24,548	30,820
Balance, October 31, 2021	66,604	262,612	–	255,109	584,325
Lease payments	(24,187)	–	–	(69,057)	(93,244)
Interest expense	1,958	9,230	–	6,711	17,899
Foreign exchange effect	–	(2,728)	–	(7,513)	(10,241)
Balance, April 30, 2022	44,375	269,114	–	185,250	498,739

Which consist of:
Current lease obligation	44,375	71,092	–	129,125	244,592
Non-current lease obligation	–	198,022	–	56,125	254,147
Balance, April 30, 2022	44,375	269,114	–	185,250	498,739

7.	LEASE OBLIGATIONS

On adoption of ASU 2016-02 on November 1, 2019, the Company recognized lease liabilities of $83,549 which had previously been classified as operating leases. The lease liabilities were measured at the present value of the remaining lease payments and discounted using the lessee’s incremental borrowing rate of approximately 7%.

During the year ended October 31, 2020, the Company entered into a new operating lease with respect to its research and development pilot plant located in Burnaby, British Columbia and recognized a lease liability of $354,263, which was measured by discounting lease payments using an incremental borrowing rate of approximately 6%.

During the year ended October 31, 2021, the Company renewed its operating lease with respect to its corporate office in Vancouver, British Columbia and recognized a lease liability of $91,237, which was measured by discounting lease payments using an incremental borrowing rate of approximately 7%.

During the year ended October 31, 2021, the Company entered into a new operating lease with respect to its office in McLean,Virginia and recognized a lease liability of $260,649, which was measured by discounting lease payments using an incremental borrowing rate of approximately 7%.

	Vancouver Office	Virginia Office	Nevada Office	Pilot Plant	Total
	$	$	$	$	$

Balance, October 31, 2019	–	–	–	–	–
Initial adoption of ASU 2016-02	60,418	–	23,131	–	83,549
Additions	–	–	–	354,263	354,263
Lease payments	(43,627)	–	(14,990)	(10,831)	(69,448)
Interest expenses	2,477	–	1,005	3,551	7,033
Foreign exchange effect	(1,145)	–	3,065	3,610	5,530
Balance, October 31, 2020	18,123	–	12,211	350,593	380,927
Additions	91,237	260,649	–	–	351,886
Lease payments	(47,931)	(5,137)	(9,457)	(139,037)	(201,562)
Interest expenses	3,076	3,019	219	19,005	25,319
Prior period adjustment	–	–	(3,065)	–	(3,065)
Foreign exchange effect	2,099	4,081	92	24,548	30,820
Balance, October 31, 2021	66,604	262,612	–	255,109	584,325

Which consist of:
Current lease obligation	46,270	16,328	–	129,447	192,045
Non-current lease obligation	20,334	246,284	–	125,662	392,280
Balance, October 31, 2021	66,604	262,612	–	255,109	584,325

WESTERN MAGNESIUM CORPORATION NOTES TO CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended October 31, 2021 and 2020
Expressed in US Dollars, except where otherwise indicated